Property and equipment (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		R$ 16,344	R$ 19,888
Additions		1,896	1,474
Write-offs		(353)	(1,021)	[1]
Transfers		(206)	(991)	[2]
Exchange rate changes		(1,738)	(748)
Assets held for sale or distribution		(8,277)
Property and equipment, ending		6,844	16,344
Depreciation		(1,530)	(1,790)
Impairment		(8)	(5)
Remeasurement		716	(460)	[3]
Merger			(3)
Extra hiper transaction in fixed assets		481
Extra hiper transaction in right of use Asset		385
Transfers to held for sale		996
Intangibles		102
Investment properties		196
Property and equipment, cost		14,049	27,408
Property and equipment, net		6,844	16,344
Property and equipment, accumulated depreciation		(7,205)	(11,064)
[custom:AdditionsOtherThanThroughBusinessCombinationsPropertyPlantAndEquipments]	[4]	1,896	1,474
Lease		(431)	(239)
Capitalized borrowing costs		(37)	(11)
[custom:AdditionsWithoutCashOutflowPropertyPlantAndEquipments]	[5]	(1,474)	(1,149)
[custom:PropertyPlantAndEquipmentSubsequentPaymentsOfAddition]	[5]	1,444	960
Total		1,398	1,035
Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		4,771	6,517
Additions		440	239
Write-offs		(168)	(487)	[1]
Transfers	[2]		1
Exchange rate changes		(367)	(196)
Assets held for sale or distribution		(1,625)
Property and equipment, ending		3,015	4,771
Depreciation		(746)	(843)
Impairment		(6)
Remeasurement		716	(460)	[3]
Property and equipment, cost		5,842	8,884
Property and equipment, net		3,015	4,771
Property and equipment, accumulated depreciation		(2,827)	(4,113)
Land [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		3,125	3,540
Additions		15	2
Write-offs		(5)	(80)	[1]
Transfers		(14)	(162)	[2]
Exchange rate changes		(437)	(174)
Assets held for sale or distribution		(2,262)
Property and equipment, ending		422	3,125
Depreciation			(1)
Impairment			(1)
Merger			1
Property and equipment, cost		422	3,125
Property and equipment, net		422	3,125
Land [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		5	3
Additions			1
Assets held for sale or distribution		(4)
Property and equipment, ending			5
Depreciation		(1)
Remeasurement	[3]	1
Property and equipment, cost			9
Property and equipment, net			5
Property and equipment, accumulated depreciation			(4)
Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		4,008
Additions		69	66
Write-offs		(14)	(64)	[1]
Transfers		(5)	(5)	[2]
Exchange rate changes		(653)	(246)
Assets held for sale or distribution		(2,834)
Property and equipment, ending		445	4,008
Property and equipment, beginning		4,008	4,414
Depreciation		(126)	(156)
Property and equipment, ending		445	4,008
Impairment			(1)
Property and equipment, cost		812	4,751
Property and equipment, net		445	4,008
Property and equipment, accumulated depreciation		(367)	(743)
Buildings [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		4
Additions		430	232
Write-offs		(168)	(485)	[1]
Transfers	[2]		1
Exchange rate changes		(360)	(192)
Assets held for sale or distribution		(1,589)
Property and equipment, ending		3,015	4
Depreciation		(736)	(830)
Impairment		(6)
Property and equipment, beginning		4,728	6,465
Remeasurement		716	(463)	[3]
Property and equipment, ending		3,015	4,728
Property and equipment, cost		5,805	8,774
Property and equipment, net		3,015	4
Property and equipment, accumulated depreciation		(2,790)	(4,046)
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		1,809	2,412
Additions		143	118
Write-offs		(43)	(241)	[1]
Transfers		227	(200)	[2]
Exchange rate changes		(41)	(26)
Assets held for sale or distribution		(442)
Property and equipment, ending		1,454	1,809
Depreciation		(197)	(255)
Impairment		(2)	(3)
Merger			4
Property and equipment, cost		3,032	3,749
Property and equipment, net		1,454	1,809
Property and equipment, accumulated depreciation		(1,578)	(1,940)
Machinery [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		1,616	1,769
Additions		385	480
Write-offs		(73)	(117)	[1]
Transfers		139	(106)	[2]
Exchange rate changes		(167)	(75)
Assets held for sale or distribution		(700)
Property and equipment, ending		905	1,616
Depreciation		(295)	(336)
Merger			1
Property and equipment, cost		2,403	4,201
Property and equipment, net		905	1,616
Property and equipment, accumulated depreciation		(1,498)	(2,585)
Facilities [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		197	283
Additions		11	5
Write-offs		(7)	(24)	[1]
Transfers		30	(25)	[2]
Exchange rate changes		5
Assets held for sale or distribution		(86)
Property and equipment, ending		117	197
Depreciation		(33)	(42)
Property and equipment, cost		382	554
Property and equipment, net		117	197
Property and equipment, accumulated depreciation		(265)	(357)
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		614	706
Additions		176	122
Write-offs		(27)	(7)	[1]
Transfers		23	(36)	[2]
Exchange rate changes		(59)	(27)
Assets held for sale or distribution		(268)
Property and equipment, ending		338	614
Depreciation		(121)	(144)
Property and equipment, cost		915	1,810
Property and equipment, net		338	614
Property and equipment, accumulated depreciation		(577)	(1,196)
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		171	213
Additions		644	433
Write-offs		(13)	(1)	[1]
Transfers		(615)	(461)	[2]
Exchange rate changes		(17)	(4)
Assets held for sale or distribution		(54)
Property and equipment, ending		116	171
Merger			(9)
Property and equipment, cost		116	171
Property and equipment, net		116	171
Other [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		33	34
Additions		13	9
Write-offs		(3)
Transfers		9	3	[2]
Exchange rate changes		(2)
Assets held for sale or distribution		(6)
Property and equipment, ending		32	33
Depreciation		(12)	(13)
Property and equipment, cost		125	163
Property and equipment, net		32	33
Property and equipment, accumulated depreciation		(93)	(130)
Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		11,573	13,371
Additions		1,456	1,235
Write-offs		(185)	(534)	[1]
Transfers		206	992	[2]
Exchange rate changes		(1,371)	(552)
Assets held for sale or distribution		(6,652)
Property and equipment, ending		3,829	11,573
Depreciation		(784)	(947)
Impairment		(2)	(5)
Merger			(3)
Property and equipment, cost		8,207	18,524
Property and equipment, net		3,829	11,573
Property and equipment, accumulated depreciation		(4,378)	(6,951)
Equipments [Member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		38	49
Additions		10	6
Write-offs	[1]		(2)
Exchange rate changes		(7)	(4)
Assets held for sale or distribution		(32)
Property and equipment, ending			38
Depreciation		(9)	(13)
Remeasurement	[3]		2
Property and equipment, cost		37	101
Property and equipment, net			38
Property and equipment, accumulated depreciation		R$ (37)	R$ (63)

[1]	Mainly refers to the Extra Hiper transaction (Note 1.1), being R$481 in fixed assets and R$385 in right of use.
[2]	Of this amount, the main effects are R$996 from transfers to available for sale and R$102 for intangibles and R$ 196 for investment properties.
[3]	(1,170) is related to the remeasurement of the leasing liability of the 50 stores that will be delivered to Sendas in 2022 (Note 1.1), partially offset by the monetary restatement of the rental contracts.
[4]	The additions are related to the purchase of operating assets, acquisition of land and buildings to expand activities, building of new stores, improvements of existing distribution centers and stores and investments in equipment and information technology.
[5]	The additions to property and equipment above are presented to reconcile the acquisitions during the year with the amounts presented in the statement of cash flows net of items that did not impact cash flow.